Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Grants	$ 133,318	$ 62,492	$ 509,474	$ 219,832	$ 304,175	$ 366,368
Other		10,000		10,000	10,000
Total revenues	$ 133,318	72,492	$ 509,474	229,832	314,175	366,368
Operating costs and expenses:
Research and development	3,127,173	763,674	7,178,703	2,401,090	3,502,730	2,967,278
General and administrative	2,286,315	1,842,879	7,473,416	3,769,049	5,204,341	1,442,483
Total operating costs and expenses	5,413,488	2,606,553	14,652,119	6,170,139	8,707,071	4,409,761
Loss from operations	(5,280,170)	(2,534,061)	(14,142,645)	(5,940,307)	(8,392,896)	(4,043,393)
Interest and other income (expense)	$ (84)	(27)	(269)	(291)	(379)	(1,578)
Change in fair value of warrant liability		226,584	19,807	226,584	475,422
Net loss	$ (5,280,254)	$ (2,307,504)	(14,123,107)	(5,714,014)	(7,917,853)	(4,044,971)
Deemed dividend on Series A-1 preferred stock			(9,017,512)	$ (2,214,911)	(2,214,911)	(691,812)
Deemed dividend on Series A-1 warrant			(179,411)
Deemed dividend on Series B preferred stock			(8,655,998)
Accretion of preferred stock dividends		$ (213,452)	(93,234)	$ (307,216)	(444,992)
Net loss allocable to common stockholders	$ (5,280,254)	$ (2,520,956)	$ (32,069,262)	$ (8,236,141)	$ (10,577,756)	$ (4,736,783)
Basic and diluted net loss per share	$ (0.2)	$ (1.54)	$ (1.89)	$ (11.24)	$ (9.51)	$ (20.55)
Shares used to calculate basic and diluted net loss per share	25,798,750	1,631,932	17,001,468	732,962	1,112,481	230,503